Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Company has certain practices related to the timing of the grants of awards. Neither the Board nor the Compensation and Human Capital Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the last Monday of the first fiscal quarter; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on the first Monday of the month following date of hire. We do not grant executive bonus awards in the form of stock.
The Company did not grant any stock options, stock appreciation rights or similar option-like instruments in 2025.

Award Timing Method
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the last Monday of the first fiscal quarter; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on the first Monday of the month following date of hire. We do not grant executive bonus awards in the form of stock.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our Company has certain practices related to the timing of the grants of awards. Neither the Board nor the Compensation and Human Capital Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the last Monday of the first fiscal quarter; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on the first Monday of the month following date of hire. We do not grant executive bonus awards in the form of stock.

MNPI Disclosure Timed for Compensation Value	false